Inventories (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Provision for inventory obsolescence	S/ 33,880,000	S/ 27,525,000
Consolidated statement of profit or loss	S/ 6,418,000	S/ 2,956,000	S/ 1,977,000